Common Stock (Details) - Schedule of reserved common stock for future issuance - Jasper Therapeutics, Inc. [Member] - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock (Details) - Schedule of reserved common stock for future issuance [Line Items]
Redeemable convertible preferred stock	69,136,742	54,820,596	39,859,217
Outstanding and issued common stock options	10,733,204	10,565,957
Shares available for grant under 2019 Equity Incentive Plan	1,009,766	1,525,945	12,359,055
Total shares of common stock reserved	80,879,712	66,912,498	52,218,272